                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [    ]; Amendment Number:  ______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Eden Capital Management Partners, L.P.
Address:   2727 Allen Parkway
           Suite 1880
           Houston, Texas  77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Newar
Title:     President
Phone:     (713) 807-1760

Signature, Place and Date of Signing:

   /s/ Adam Newar                Houston, Texas                August 13, 2002
   -------------                 --------------                ---------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None
                                         -----------------------------------

Form 13F Information Table Entry Total:  45
                                         -----------------------------------

Form 13F Information Table Value Total:  143,069
                                         -----------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.



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
                                                     FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6     COLUMN 7             COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                            SHRS
                                                             OR   SH/PUT/
                          TITLE OF               VALUE       PRN    PRN     INVESTMENT     OTHER       VOTING   AUTHORITY
    NAME OF ISSUER          CLASS      CUSIP    (x$1000)     AMT   CALL     DISCRETION     MANAGERS     SOLE      SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
AAR CORP.               COMMON
                        STOCK         000361105  2,149     210,700 SH      SOLE          NONE        210,700  0             0
---------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE &           CLASS A
 FITCH CO.              COMMON
                        STOCK         002896207  2,390      99,100 SH      SOLE          NONE         99,100  0             0
---------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC.             COMMON
                        STOCK         009363102  3,123     180,500 SH      SOLE          NONE        180,500  0             0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE          COMMON
OUTFITTERS NEW          STOCK         02553E106  3,171     150,000 SH      SOLE          NONE        150,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS        COMMON
COMPANY                 STOCK         025816109  2,179      60,000 SH      SOLE          NONE         60,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN POWER          COMMON
CONVERSION CORP.        STOCK         029066107  1,200      95,000 SH      SOLE          NONE         95,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRONICS INC   COMMON
                        STOCK         042735100    623      30,000 SH      SOLE          NONE         30,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
AVIALL INC. NEW         COMMON
                        STOCK         05366B102  2,737     195,500 SH      SOLE          NONE        195,500  0             0
---------------------------------------------------------------------------------------------------------------------------------
AVNET INC.              COMMON
                        STOCK         053807103  3,079     140,000 SH      SOLE          NONE        140,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
AVX CORPORATION         COMMON
                        STOCK         002444107  4,541     278,100 SH      SOLE          NONE        278,100  0             0
---------------------------------------------------------------------------------------------------------------------------------
BEST BUY                COMMON
COMPANY INC             STOCK         086516101  3,267      90,000 SH      SOLE          NONE         90,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO.             COMMON
                        STOCK         055482103  1,863      55,000 SH      SOLE          NONE         55,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
BOMBAY COMPANY INC      COMMON
                        STOCK         097924104    777     173,000 SH      SOLE          NONE        173,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
BOWNE & CO INC.         COMMON
                        STOCK         103043105  3,271     221,900 SH      SOLE          NONE        221,900  0             0
---------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED            COMMON
GRAPHICS INC.           STOCK         209341106  2,145     112,900 SH      SOLE          NONE        112,900  0             0
---------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES    CLASS B
INC                     COMMON
                        STOCK         210795308    631      40,000 SH      SOLE          NONE         40,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
CREE INC.               COMMON
                        STOCK         225447101  2,911     220,000 SH      SOLE          NONE        220,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
CYTEC INDS. INC.        COMMON
                        STOCK         232820100  5,823     185,200 SH      SOLE          NONE        185,200  0             0
---------------------------------------------------------------------------------------------------------------------------------
ENSCO INT'L INC.        COMMON
                        STOCK         26874Q100  3,135     115,000 SH      SOLE          NONE        115,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS            LIMITED
HOTELS INC              VOTING
                        SHARES        35100E104  3,696      78,800 SH      SOLE          NONE         78,800  0             0
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS           COMMON
GROUP INC               STOCK         38141G104  4,218      57,500 SH      SOLE          NONE         57,500  0             0
---------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC       COMMON
                        STOCK         38821G101  1,360     100,000 SH      SOLE          NONE        100,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES             COMMON
CHEM CORP.              STOCK         390568103  4,238     160,000 SH      SOLE          NONE        160,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
GREATER BAY             COMMON
BANCORP                 STOCK         391648102  2,953      96,000 SH      SOLE          NONE         96,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
HANOVER                 COMMON
COMPRESSOR CO.          STOCK         410768105  4,556     337,500 SH      SOLE          NONE        337,500  0             0
---------------------------------------------------------------------------------------------------------------------------------
HISPANIC                CLASS A
BROADCASTING            COMMON
CORPORATION             STOCK         43357B104  6,796     260,400 SH      SOLE          NONE        260,400  0             0
---------------------------------------------------------------------------------------------------------------------------------
INTEL CORP              COMMON
                        STOCK         458140100  1,553      85,000 SH      SOLE          NONE         85,000  0             0
---------------------------------------------------------------------------------------------------------------------------------

                                               FORM 13F INFORMATION TABLE - CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6     COLUMN 7             COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                            SHRS
                                                             OR   SH/PUT/
                          TITLE OF               VALUE       PRN    PRN     INVESTMENT     OTHER       VOTING   AUTHORITY
    NAME OF ISSUER          CLASS      CUSIP    (x$1000)     AMT   CALL     DISCRETION     MANAGERS     SOLE      SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL  FLAVORS  COMMON
& FRAGRANCES INC.       STOCK         459506101  7,288     224,300 SH      SOLE          NONE        224,300  0             0
---------------------------------------------------------------------------------------------------------------------------------
J P MORGAN              COMMON
CHASE & CO              STOCK         46625H100  2,035      60,000 SH      SOLE          NONE         60,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING       CLASS A
 CO                     COMMON
                        STOCK         512815101    625      16,800 SH      SOLE          NONE         16,800  0             0
---------------------------------------------------------------------------------------------------------------------------------
LA QUINTA               COMMON
                        STOCK         50419U202    457      63,000 SH      SOLE          NONE         63,000  0            0
---------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC               COMMON
CORPORATION             STOCK         502161102  2,571     293,800 SH      SOLE          NONE        293,800  0             0
---------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE              COMMON
                        STOCK         552953101  4,556     135,000 SH      SOLE          NONE        135,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC.        COMMON
                        STOCK         G6359F103  4,060     115,000 SH      SOLE          NONE        115,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
PEP BOYS-MANNY          COMMON
MOE & JACK              STOCK         713278109  4,103     243,500 SH      SOLE          NONE        243,500  0             0
---------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC    COMMON
                        STOCK         770323103  1,981     85,000  SH      SOLE          NONE         85,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP            COMMON
                        STOCK         800907107  1,893     300,000 SH      SOLE          NONE        300,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORPORATION  PREFERRED
NEW                     STOCK         81211K209  2,006      49,100 SH      SOLE          NONE       43,453.5  0           5,646.5
---------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY          COMMON
BANCSHARES              STOCK         827064106  4,413     167,400 SH      SOLE          NONE        167,400  0             0
---------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLINES CO   COMMON
                        STOCK         844741108    808      50,000 SH      SOLE          NONE         50,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO. NEW       COMMON
                        STOCK         886547108  6,808     193,400 SH      SOLE          NONE        193,400  0             0
---------------------------------------------------------------------------------------------------------------------------------
TIMBERLAND CO.          CLASS A
                        COMMON
                        STOCK         887100105  5,190     144,900 SH      SOLE          NONE        144,900  0             0
---------------------------------------------------------------------------------------------------------------------------------
VISHAY                  COMMON
INTERTECHNOLOGY INC.    STOCK         928298108  4,290     195,000 SH      SOLE          NONE        195,000  0             0
---------------------------------------------------------------------------------------------------------------------------------
W.W. GRAINGER INC.      COMMON
                        STOCK         384802104  6,653     132,800 SH      SOLE          NONE        132,800  0             0
---------------------------------------------------------------------------------------------------------------------------------
ZIONS BANCORPORATION    COMMON
                        STOCK         989701107  4,950      95,000 SH      SOLE          NONE         95,000  0             0
---------------------------------------------------------------------------------------------------------------------------------